Segment analysis - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment analysis
Revenue	$ 4,812	$ 4,689	$ 4,055
Europe
Segment analysis
Revenue	2,030	1,963	1,838
Americas
Segment analysis
Revenue	2,782	2,726	2,217
Europe
Segment analysis
Revenue	2,010	1,937	1,825
Europe | Europe
Segment analysis
Revenue	2,010	1,937	1,824
Europe | Americas
Segment analysis
Revenue			1
North America
Segment analysis
Revenue	2,318	2,188	1,777
North America | Europe
Segment analysis
Revenue	7	10	5
North America | Americas
Segment analysis
Revenue	2,311	2,178	1,772
Rest of the world
Segment analysis
Revenue	484	564	453
Rest of the world | Europe
Segment analysis
Revenue	13	16	9
Rest of the world | Americas
Segment analysis
Revenue	471	548	444
Over time
Segment analysis
Revenue	3,831	3,747	3,160
Point in time
Segment analysis
Revenue	$ 981	$ 942	$ 895